Note 9 - Long-term Investments (Tables)	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Schedule Of Long-Term Investments [Table Text Block]
	December 31
	2014	2013
Cost method
Sigurd Microelectronics (Cayman) Co., Ltd. (“Sigurd Cayman”)	$7,200	$7,200
X-FAB Silicon Foundries SE (“X-FAB”)	4,968	4,968
Philip Ventures Enterprise Fund (“PVEF”)	497	497
GEM Services, Inc. (“GEM”)	78	78
Excelliance MOS Co., Ltd (“EMC”)	1,844	1,844
Verticil Electronics Corp. (“Verticil”)	167	250
Asia Sinomos Semiconductor Inc. (“Sinomos”)	-	-
Silicon Genesis Corporation (“SiGen”)	-	-
	14,754	14,837
Available-for-sale securities – noncurrent
Etrend Hightech Corp. (“Etrend”)	-	1,284

	$14,754	$16,121

Unrealized Gain (Loss) on Investments [Table Text Block]
	Years Ended December 31
	2014	2013	2012

Balance at beginning of period	$398	$56	$(129)
Other comprehensive income before reclassification adjustment	74	342	185

Reclassification adjustment	(472)	-	-

Balance at end of period	$-	$398	$56

Schedule of Available-for-sale Securities Reconciliation [Table Text Block]
	December 31, 2013
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Etrend	$920	$364	$-	$1,284